Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued.

Subsequent to September 30, 2023, the Company received an additional $875,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those disclosed in note 8. The Company issued an additional 875,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements.

On October 17, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to November 15, 2023.

On October 30, 2023, the Company, convened and adjourned, without conducting any other business, its special meeting of its stockholders (the “Special Meeting”) held in connection with: (i) a proposal to approve and adopt the A&R MIPA, and the transactions contemplated thereby (the “Purchase” and such proposal, the “Purchase Proposal”), (ii) a proposal to approve and adopt the HNR Acquisition Corp 2023 Omnibus Incentive Plan, a copy of which is attached to the Proxy Statement (as defined below) as Annex B (the “Incentive Plan Proposal”), (iii) a proposal to approve, for purposes of complying with NYSE American Rule 713(a), the potential and likely issuance of more than 19.99% of the Company’s issued and outstanding shares of common stock including securities convertible into common stock pursuant to the Purchase transactions and issuances which may be made pursuant to a potential private offering (the “NYSE American Proposal”), (iv) a proposal to approve and adopt, the second amended and restated certificate of, a copy of the form of which is attached to the Proxy Statement as Annex I (the “Charter Proposal”), and (v) a proposal to approve the adjournment of the Special Meeting to a later date or dates, if necessary (the “Adjournment Proposal”), as each is further described in the Company’s definitive proxy statement filed with the Securities and Exchange Commission (the “SEC”) on October 13, 2023 (the “Proxy Statement”).

Forward Purchase Agreement

On November 2, 2023, the Company entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “FPA Seller”) (the “Forward Purchase Agreement”) for OTC Equity Prepaid Forward Transactions. For purposes of the Forward Purchase Agreement, the Company is referred to as the “Counterparty”. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

Pursuant to the terms of the Forward Purchase Agreement, the FPA Seller intends, but is not obligated, to purchase up to 3,000,000 shares (the “Purchased Amount”) of common stock, par value $0.0001 per share, of the Company (“HNRA Shares”) concurrently with the closing of the transactions contemplated by the A&R MIPA (the transactions contemplated by the A&R MIPA for purposes of the Forward Purchase Agreement, collectively the “Purchase & Sale”), pursuant to the FPA Seller’s FPA Funding Amount PIPE Subscription Agreement (as defined below), less the number of HNRA Shares purchased by the FPA Seller separately from third parties through a broker in the open market (“Recycled Shares”). The FPA Seller shall not be required to purchase an amount of HNRA Shares such that following such purchase, that FPA Seller’s ownership would exceed 9.99% of the total HNRA Shares outstanding immediately after giving effect to such purchase, unless the FPA Seller, at its sole discretion, waives such 9.99% ownership limitation. The Purchased Amount subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares, as further described in the Forward Purchase Agreement.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.50% of the product of the Recycled Shares and the Initial Price (defined below). FPA Seller in its sole discretion may sell Recycled Shares (i) at any time following November 2, 2023 (the “Trade Date”) at prices greater than the Reset Price or (ii) commencing on the 180th day following the Trade Date at any sales price, in either case without payment by FPA Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall (as set forth under the section entitled “Shortfall Sales” in the Forward Purchase Agreement) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares, when an OET Notice is delivered under the Forward Purchase Agreement, in each case the delivery of such notice in the sole discretion of the FPA Seller (as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement).

The Forward Purchase Agreement provides that the FPA Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (x) the product of (i) the number of HNRA Shares as set forth in a Pricing Date Notice and (ii) Per-Share Redemption Price as defined in the Company’s certificate of incorporation, effective as of February 10, 2022, as amended from time to time (the “Initial Price”), less (y) the Prepayment Shortfall.

Counterparty will pay to the FPA Seller the Prepayment Amount required under the Forward Purchase Agreement directly from the Counterparty’s Trust Account maintained by Continental Stock Transfer and Trust Company holding the net proceeds of the sale of the units in Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”), no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any assets from the Trust Account are disbursed in connection with the Purchase & Sale; except that to the extent that the Prepayment Amount is to be paid from the purchase of Additional Shares by FPA Seller, such amount will be netted against such proceeds, with FPA Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount. For the avoidance of doubt, any Additional Shares purchased by the FPA Seller will be included in the Number Purchased Amount under the Forward Purchase Agreement for all purposes, including for determining the Prepayment Amount.

Following the Closing, the reset price (the “Reset Price”) will be $10.00; provided that the Reset Price shall be reduced pursuant to a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering. The Purchased Amount subject to the Forward Purchase Agreement shall be increased upon the occurrence of a Dilutive Offering Reset to that number of Shares equal to the quotient of (i) the Purchased Amount divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) $10.00.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, FPA Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) no later than the next Payment Date following the OET Date, (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, Counterparty shall be entitled to an amount from FPA Seller, and the FPA Seller shall pay to Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date. The payment date may be changed within a quarter at the mutual agreement of the parties.

The “Valuation Date” will be the earlier to occur of (a) the date that is three (3) years after the date of the closing of the Purchase & Sale (the date of the closing of the Purchase & Sale, the “Closing Date”) pursuant to the A&R MIPA, (b) the date specified by FPA Seller in a written notice to be delivered to Counterparty at FPA Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event, and (c) the date specified by FPA Seller in a written notice to be delivered to Counterparty at FPA Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from FPA Seller to Counterparty in accordance with the Forward Share Purchase Agreement.

On the “Cash Settlement Payment Date,” which is the tenth Local Business Day immediately following the last day of the Valuation Period, the FPA Seller will remit to the Counterparty an amount equal to the Settlement Amount and will not otherwise be required to return to the Counterparty any of the Prepayment Amount and the Counterparty shall remit to the FPA Seller the Settlement Amount Adjustment; provided, that if the Settlement Amount less the Settlement Amount Adjustment is a negative number and either clause (x) of Settlement Amount Adjustment applies or the Counterparty has elected pursuant to clause (y) of Settlement Amount Adjustment to pay the Settlement Amount Adjustment in cash, then neither the FPA Seller nor the Counterparty shall be liable to the other party for any payment under the Cash Settlement Payment Date section of the Forward Purchase Agreement.

The FPA Seller has agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Purchase & Sale, as well as any redemption rights under the Company’s certificate of incorporation that would require redemption by the Company. Such waiver may reduce the number of HNRA Shares redeemed in connection with the Purchase & Sale, and such reduction could alter the perception of the potential strength of the Purchase & Sale. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Purchase & Sale, including Rule 14e-5 under the Securities Exchange Act of 1934.

FPA Funding Amount PIPE Subscription Agreements

On November 2, 2023, the Company entered into a subscription agreement (the “FPA Funding Amount PIPE Subscription Agreement”) with FPA Seller.

Pursuant to the FPA Funding PIPE Subscription Agreement, FPA Seller agreed to subscribe for and purchase, and the Company agreed to issue and sell to FPA Seller, on the Closing Date, an aggregate of up to 3,000,000 HNRA Shares, less the Recycled Shares in connection with the Forward Purchase Agreement.

A copy of the form of FPA Funding Amount PIPE Subscription Agreement is filed herewith as Exhibit 10.2, and the foregoing description of the FPA Funding Amount PIPE Subscription Agreement is qualified in its entirety by reference thereto.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On January 20, 2023, the Company entered into a promissory note and warrant purchase agreement for working capital purposes with a stockholder who owns 400,000 non-redeemable shares of common stock in the amount of $56,000, representing amounts paid by the holder on behalf of the Company for expenses, including $29,000 that were paid on behalf of the Company during the year ended December 31, 2022 and included in Advances from related parties on the Company’s balance sheet. The unsecured promissory note bears interest at the lesser of 15% or the highest rate allowable by law per annum and matures on the fifth anniversary of the Closing of the MIPA. The holder may demand repayment after six months from the Closing of the MIPA.

In connection with this promissory note, the holder received 56,000 warrants to purchase 42,000 shares of common stock of the Company at an exercise price of $11.50 per share. The warrants shall become exercisable beginning at the Closing of the MIPA and expire on January 20, 2028. The warrant holder shall have the one time right on the 18 month anniversary of the effective date of the warrants to require the Company to repurchase the warrants.

On January 20, 2023, the Company entered into a promissory note and warrant purchase agreement for working capital purposes with member of the Board of the Directors of the Company in the amount of $400,000, related to $100,000 of cash proceeds received by the Company during the year ended December 31, 2022 and included in Advances from related parties on the Company’s balance sheet, and $300,000 of proceeds received in January 2023. The unsecured promissory note bears interest at the lessor of 15% or the highest rate allowable by law per annum and matures on the fifth anniversary of the Closing of the MIPA. The holder may demand repayment after six months from the Closing of the MIPA.

In connection with this promissory note, the holder received 400,000 warrants to purchase 300,000 shares of common stock of the Company at an exercise price of $11.50 per share. The warrants shall become exercisable beginning at the Closing of the MIPA and expire on January 20, 2028. The warrant holder shall have the one time right on the 18 month anniversary of the effective date of the warrants to require the Company to repurchase the warrants.

On February 5, 2023, the Company received notice from the Sponsor of its intention to extend the Combination period by three months until May 15, 2023. On February 8, 2023 in accordance with the Company’s amended and restated certificate of incorporation, the Sponsor’s designee deposited $862,500 into the Company’s trust account in connection with the extension.

On May 11, 2023, in accordance with the Company’s amended and restated certificate of incorporation, the Sponsor’s designee deposited $120,000 into the Company’s trust account in connection with the extension until June 15, 2023.